Income Taxes - Summary of Rollforward of Valuation Allowance (Details) - A Place For Rover INC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Balance	$ 45,180	$ 34,435	$ 20,620
Increase in valuation allowance	12,045	10,745	13,815
Balance	$ 57,225	$ 45,180	$ 34,435